Financial risk management - Fair value estimation (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities at fair value through profit or loss
Financial risk management
Liabilities	¥ 38,059
Convertible note | Financial liabilities at fair value through profit or loss
Financial risk management
Liabilities	38,059
Level 3
Financial risk management
Liabilities	38,059	¥ 34,190
Level 3 | Financial liabilities at fair value through profit or loss
Financial risk management
Liabilities	38,059
Level 3 | Convertible note
Financial risk management
Liabilities	38,059	¥ 34,190
Level 3 | Convertible note | Financial liabilities at fair value through profit or loss
Financial risk management
Liabilities	¥ 38,059